Voya Floating Rate Fund Investment Risks - Class A C I R and W Shares [Member] - Voya Floating Rate Fund	Mar. 31, 2025
Bank Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
Cash Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.
Collateralized Loan Obligations and Other Collateralized Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation ( “ CLO ” ) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
Covenant Lite Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Credit Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit (Loans): The value of the Fund’s shares and the Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders. Loans that are senior and secured also may have collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which the Fund has invested may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated. In addition, it is possible that disputes as to the nature or identity of the collateral securing a loan may delay the Fund’s ability to realize on the collateral or, if the dispute is resolved adversely to the Fund, may prevent the Fund from realizing on assets it had considered to constitute collateral. In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral. The loans in which the Fund invests are generally rated lower than investment grade credit quality or have been made to borrowers who have issued debt instruments that are rated lower than investment grade in quality or, if unrated, would be rated lower than investment grade credit quality. The Fund’s investments in lower than investment grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality. Lower quality securities (including securities that are or have fallen below investment grade) have greater credit risk and liquidity risk than higher quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. Investment decisions are based largely on the credit analysis performed by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, and the Securities Exchange Act of 1934, because loans may not be considered “securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under U.S. federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
Credit Default Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Demand for Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Demand for Loans: An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.
Derivative Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Environmental Social and Governance Fixed Incomen Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Equity Securities Incidental to Investments in Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investments in loans entail certain risks in addition to those associated with investments in loans. The value of such equity securities may change more rapidly, and to a greater extent, than debt instruments issued by the same issuer in response to company-specific developments and general market conditions. The Fund’s holdings of equity securities may increase fluctuations in the Fund’s net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
Foreign Non US Investments for Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Investments for Floating Rate Loans: Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.
High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities: Lower-quality securities including securities that are or have fallen below investment grade (commonly referred to as “junk bonds”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Interest in Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate for Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on investments in floating rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (“SOFR”) base rate on which interest is calculated for such loans (a “benchmark floor”). So long as the base rate for a loan remains under the applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Limited Secondary Market for Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market, for floating rate loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations and may increase amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or take advantage of new investment opportunities. Floating rate loans usually trade in large denominations. Trades can be infrequent, and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans will be relatively illiquid. In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided. From time to time, the occurrence of one or more of the considerations described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the Morningstar LSTA US Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day). Additionally, during the COVID-19 pandemic, the same index declined by 12.37% in March 2020 (which included a decline of 3.74% on a single day). Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks. As of the date of this Prospectus, Voya Floating Rate Fund has entered into a line of credit under which it may borrow money from time to time. The amount of available borrowing under the line of credit reflects such factors as, among other things, the Investment Adviser’s expectations as to the liquidity of the Fund’s portfolio and settlement times for the loans held by the Fund, as well as anticipated growth in the size of the Fund. The cost of maintaining the line of credit will reduce the Fund’s investment return.
Liquidity for Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity for Floating Rate Loans: If a loan is illiquid, the Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund. The SEC has proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act that, if adopted, would, among other things, cause more investments to be treated as illiquid, which could prevent the Fund from investing in securities that the Investment Adviser or Sub-Adviser believes are attractive investment opportunities.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
Mortgage and or Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.
Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Notes: Structured notes are investments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices, or other financial indicators (each, a “reference instrument”). Structured notes may entail a greater degree of market risk than other types of debt instruments because the investor also bears the risk of the reference instrument. Structured notes may be more volatile, less liquid, and more difficult to accurately price than less complex securities and other types of debt instruments. In addition, structured notes are subject to other risks, including interest rate risk, credit risk, and liquidity risk.
Valuation of Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation of Loans: The Fund values its assets every day the New York Stock Exchange is open for regular trading. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.